Joint Venture (Detail)	1 Months Ended
Sep. 30, 2019
Joint Venture (Textual)
Joint venture, Description	GB is a separate and independent entity from either party with its own management team and Board of Directors and is owned 51% by the Company and 49% by Budee. The term of GB will continue until such GanjaBudee Merger is effective or any definitive agreement for such GanjaBudee Merger is terminated but in any case will not be for a period of more than sixty months, subject to a mutual extension agreed to by the parties. As part of this joint venture the company recognized a loss attributable to non-controlling interest of $527,605. In connection with the JV Agreement, the Company and Budee agreed to share certain expenses between the Company and Budee, Inc. The company is also allowed to charge an additional 10% fee on any of these charged back expenses. The Company charged back expenses to Budee totaling $96,610. In addition, pursuant to the JV Agreement the Company agreed to pay certain obligations of Budee Inc. of $250,000. This has resulted in a "Due from Affiliate" on the Company's Balance Sheet of $346,610 as of December 31, 2019.
Ganjarunner [Member]
Joint Venture (Textual)
Joint venture, Description	GB is a separate and independent entity from either party with its own management team and Board of Directors and is owned 51% by the Company and 49% by Budee. The term of GB will continue until such GanjaBudee Merger is effective or any definitive agreement for such GanjaBudee Merger is terminated but in any case will not be for a period of more than sixty months, subject to a mutual extension agreed to by the parties. As part of this joint venture the company recognized a loss attributable to non-controlling interest of $527,605. In connection with the JV Agreement, the Company and Budee agreed to share certain expenses between the Company and Budee, Inc. The company is also allowed to charge an additional 10% fee on any of these charged back expenses. The Company charged back expenses to Budee totaling $96,610. In addition, pursuant to the JV Agreement the Company agreed to pay certain obligations of Budee Inc. of $250,000. This has resulted in a "Due from Affiliate" on the Company's Balance Sheet of $346,610 as of December 31, 2019.
Budee Merger [Member]
Joint Venture (Textual)
Joint venture, Description	The Company and Budee agreed to share certain expenses between the Company and Budee, Inc. The Company is also allowed to charge an additional 10% fee on any of these charged back expenses. The Company charged back expenses to Budee totaling $96,610 during the three months ended March 31, 2020. In addition, pursuant to the JV Agreement the Company agreed to pay certain obligations of Budee Inc. of $250,000. As of March 31, 2020, the Company has not paid this amount. As part of this joint venture the Company recognized a loss attributable to non-controlling interest of $656,189 for the three months ended March 31, 2020, which was eliminated upon the merger with Budee.